American Funds Tax-Advantaged Income Portfolio (SM)
American Funds Tax-Advantaged Income Portfolio (SM)

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Tax-Advantaged Income Portfolio (SM)	Class A	Class B	Class C	Class F-1	Class F-2
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.30%	0.99%	1.00%	0.24%	none
Other expenses	0.19%	0.21%	0.19%	0.21%	0.19%
Acquired (underlying) fund fees and expenses	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual fund operating expenses	0.95%	1.66%	1.65%	0.91%	0.65%
Fee waiver3	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver	0.85%	1.56%	1.55%	0.81%	0.55%

Example
Expense Example American Funds Tax-Advantaged Income Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class A	459	657	871	1,489
Class B	659	914	1,093	1,768
Class C	258	511	888	1,946
Class F-1	83	280	494	1,110
Class F-2	56	198	352	801

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Tax-Advantaged Income Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class B	159	514	893	1,768
Class C	158	511	888	1,946